PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Sep. 30, 2022
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

Property and equipment, net, consisted of the following:

	September 30, 2022	September 30, 2021
Office equipment and furniture	$21,407	$16,847
Less: accumulated depreciation	(8,027)	(4,671)
Property and equipment, net	$13,380	$12,176